DEBT AND LETTER OF CREDIT (Details) (USD $)				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2011 Term note payable	Oct. 31, 2012 Term note payable	Oct. 31, 2012 Mortgage notes payable to the bank, interest fixed at 6.90%	Oct. 31, 2011 Mortgage notes payable to the bank, interest fixed at 6.90%	Oct. 31, 2012 Mortgage notes payable to the bank, interest at bank's prime	Oct. 31, 2011 Mortgage notes payable to the bank, interest at bank's prime	Oct. 31, 2012 Mortgage notes payable to the bank, interest fixed at 5.59%	Oct. 31, 2011 Mortgage notes payable to the bank, interest fixed at 5.59%	Oct. 31, 2012 Construction and site development line of credit	Oct. 31, 2011 Construction and site development line of credit	Oct. 31, 2012 Revolving line of credit	Oct. 31, 2011 Revolving line of credit	Oct. 31, 2012 Capital lease obligation, interest fixed at 5.23%	Oct. 31, 2011 Capital lease obligation, interest fixed at 5.23%	Oct. 31, 2012 Mortgage notes payable to the bank, interest fixed at 6.75% Discontinued operations	Oct. 31, 2011 Mortgage notes payable to the bank, interest fixed at 6.75% Discontinued operations
Debt	$ 14,351,513	$ 16,880,416	$ 27,113,120	$ 4,600,000	$ 0	$ 7,802,416	$ 7,997,897	$ 0	$ 118,320	$ 6,759,338	$ 6,900,665	$ 0	$ 6,156,652	$ 2,221,237	$ 1,197,131	$ 97,425	$ 142,455	$ 0	$ 1,010,384
Total debt and capital lease obligations including discontinued operations		16,880,416	28,123,504
Interest rate						6.90%				5.59%						5.23%		6.75%
Interest rate, description				interest at one-month LIBOR plus 3.0%				interest at the bank’s prime rate				interest at the greater of LIBOR plus 3.5% or 5.5%		interest at the greater of LIBOR plus 3.5% or 5.5%
Interest rate, at period end												5.50%		5.50%
Interest rate spread				3.00%								3.50%		3.50%
Periodic payments						$ 61,769		$ 3,198		$ 44,156						$ 8,682		$ 7,255
Frequency of periodic payment						monthly		monthly		monthly								monthly
Number of installment payments																24